COLUMBIA CONSERVATIVE HIGH YIELD FUND
                                 (the "Fund")
                           Class A, B, C & D shares

                      SUPPLEMENT TO THE PROSPECTUS DATED
                            January 1, 2005 (Replacing
                       supplement dated September 19, 2005)


1. The second paragraph under the heading "Average Annual Total Returns" in the call-out box entitled "Understanding Performance" is revised in its entirety as follows:

Beginning in 2005, the Fund's benchmark was changed to the JPMorgan Chase Developed BB High Yield Index ("JPMorgan Index"), an unmanaged index that is designed to mirror the investable universe of the U.S. dollar developed, BB-rated, high yield corporate debt market. Previously, the Fund's returns were compared to the Merrill Lynch U.S. High Yield, Cash Pay Index ("Merrill Lynch High Yield Index"), an unmanaged index that tracks the performance of non-investment-grade corporate bonds. The advisor believes that the JPMorgan Index, because of its greater emphasis on the investable universe of the U.S. dollar developed, BB-rated, high yield corporate debt market, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the JPMorgan Index, as well as the Fund's previous benchmark, the Merrill Lynch High Yield Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

2. The "Average Annual Total Returns" table is revised in its entirety as follows:




                                                                        1 Year            5 Years       10 Years
Class A (%)
    Return Before Taxes                                                  2.02             5.06(1)        7.42(1)
    Return After Taxes on Distributions                                  -0.13            2.32(1)        4.21(1)
    Return After Taxes on Distributions and Sale of Fund Shares           1.26            2.59(1)        4.32(1)
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
Class B (%)                                                              1.36             5.41(1)        7.75(1)
    Return Before Taxes
    Return After Taxes on Distributions                                  -0.62            2.74(1)        4.60(1)
    Return After Taxes on Distributions and Sale of Fund Shares           0.84            2.94(1)        4.66(1)
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
Class C (%)
    Return Before Taxes                                                  5.53             5.74(1)        7.76(1)
    Return After Taxes on Distributions                                  3.49             3.10(1)        4.61(1)
    Return After Taxes on Distributions and Sale of Fund Shares          3.54             3.24(1)        4.67(1)
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
Class D (%)
    Return Before Taxes                                                  5.43             5.59(1)        7.68(1)
    Return After Taxes on Distributions                                  3.42             2.93(1)        4.52(1)
    Return After Taxes on Distributions and Sale of Fund Shares          3.48             3.10(1)        4.59(1)
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
Merrill Lynch High Yield Index (%)                                       10.76                  7.32
                                                                                                       8.46
------------------------------------------------------------------ ------------------ ---------------- ------------
JPMorgan Index (%)                                                       8.91                  9.59        9.82(2)
------------------------------------------------------------------ ------------------ ---------------- ------------

(1) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1993.
(2) Performance is from January 31, 1995

3. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGERS" is replaced in its entirety with the following:

PORTFOLIO MANAGERS
Stephen Peacher, a managing director of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since September, 2005. Mr. Peacher has been associated with Columbia Management since April, 2005. Prior to April, 2005, Mr. Peacher was employed by Putnam Investments, where he served as the Chief Investment Officer of the Credit Team for the previous five years.

Kevin L. Cronk, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. Cronk has been associated with Columbia Management or its predecessors since August, 1999.

Thomas A. LaPointe, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. LaPointe has been associated with Columbia Management or its predecessors since February, 1999.

SUP-47/91415-1005
                                                        October 21, 2005

                 COLUMBIA CONSERVATIVE HIGH YIELD FUND
                             (the "Fund")
                           Class Z shares

            SUPPLEMENT TO THE PROSPECTUS DATED January 1, 2005
              (Replacing supplement dated September 19, 2005)

1. The second paragraph under the heading "Average Annual Total Returns" in the call-out box entitled "Understanding Performance" is revised in its entirety as follows:

Beginning in 2005, the Fund's benchmark was changed to the JPMorgan Chase Developed BB High Yield Index ("JPMorgan Index"), an unmanaged index that is designed to mirror the investable universe of the U.S. dollar developed, BB-rated, high yield corporate debt market. Previously, the Fund's returns were compared to the Merrill Lynch U.S. High Yield, Cash Pay Index ("Merrill Lynch High Yield Index"), an unmanaged index that tracks the performance of non-investment-grade corporate bonds. The advisor believes that the JPMorgan Index, because of its greater emphasis on the investable universe of the U.S. dollar developed, BB-rated, high yield corporate debt market, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the JPMorgan Index, as well as the Fund's previous benchmark, the Merrill Lynch High Yield Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

2. The "Average Annual Total Returns" table is revised in its entirety as follows:



                                                             Inception
                                                                date
                                                              10/1/93       1 Year         5 Years       10 Years
Class Z (%)
    Return Before Taxes
    Return After Taxes on Distributions                                      7.42           6.21           8.00
    Return After Taxes on Distributions and Sale of Fund                     5.06           3.39           4.76
Shares                                                                       4.76           3.54           4.82
------------------------------------------------------------ ----------- -------------- -------------- -------------

Merrill Lynch High Yield Index (%)                                           10.76               7.32  8.46
------------------------------------------------------------ ----------- -------------- -------------- -------------

JPMorgan Index (%)                                                            8.91               9.59  9.82(1)
------------------------------------------------------------ ----------- -------------- -------------- -------------

 (1) Performance is from January 31, 1995

     3. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGERS" is replaced in its entirety with the following:

PORTFOLIO MANAGERS
Stephen Peacher, a managing director of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since September, 2005. Mr. Peacher has been associated with Columbia Management since April, 2005. Prior to April, 2005, Mr. Peacher was employed by Putnam Investments, where he served as the Chief Investment Officer of the Credit Team for the previous five years.

Kevin L. Cronk, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. Cronk has been associated with Columbia Management or its predecessors since August, 1999.

Thomas A. LaPointe, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. LaPointe has been associated with Columbia Management or its predecessors since February, 1999.

SUP-47/91274-1005                                            October 21, 2005